Subsequent Events - Additional Information (Details) $ in Millions		3 Months Ended		9 Months Ended
	Nov. 11, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2022 Employees
Subsequent Event [Line Items]
Reduction in workforce, number of employees | Employees				30
Expenses relating to the proposed workforce reduction consisting of severance and termination-related costs			$ 2.4
Subsequent Events
Subsequent Event [Line Items]
Business Combination Consideration Transferred	$ 25.0
Subsequent Events | Maximum
Subsequent Event [Line Items]
Expenses relating to the proposed workforce reduction consisting of severance and termination-related costs		$ 2.3
Subsequent Events | Minimum
Subsequent Event [Line Items]
Expenses relating to the proposed workforce reduction consisting of severance and termination-related costs		$ 2.0